Note 1 - Nature of Business and Summary of Significant Accounting Policies- Schedule of New Accounting Pronouncements (Details) - USD ($) $ in Thousands		Dec. 31, 2023		Jan. 01, 2023	Dec. 31, 2022		Dec. 31, 2021
Allowance for Loan Losses		$ (6,551)	[1]		$ (5,264)	[1]	$ (4,513)
Deferred tax assets, net		28,008			29,574
ACL on off-balance sheet exposures		882			0
Retained earnings		$ 99,354			102,525
Cumulative Effect, Period of Adoption, Adjustment [Member]
ACL on off-balance sheet exposures					677
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Allowance for Loan Losses				$ (634)	$ (635)
Deferred tax assets, net				327
ACL on off-balance sheet exposures	[2]			677
Retained earnings				(984)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Allowance for Loan Losses				(5,898)
Deferred tax assets, net				29,901
ACL on off-balance sheet exposures				677
Retained earnings				$ 101,541

[1]	Effective January 1, 2023, Citizens adopted FASB ASU 2016-13 using the modified restrospective approach. Therefore prior period balances are presented under legacy GAAP and may not be comparable to current period presentation.
[2]	The allowance for credit losses on unfunded loan commitments is included in "Other liabilities" in the accompanying consolidated balance sheet. The related provision for credit losses on unfunded loan commitments is included in "Provision for credit losses" in the accompanying consolidated statements of income for the three and nine months ended September 30, 2023.